Net Operating Revenue (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Operating Revenue [Line Items]
Regulatory charges	R$ (2,683,329)	R$ (2,659,092)	R$ (2,670,262)
National Electric Energy Agency [Member]
Net Operating Revenue [Line Items]
Regulatory charges	R$ (2,416,817)	(2,385,578)	(2,505,319)
National Electric Energy Agency [Member] | Quotas [Member]
Net Operating Revenue [Line Items]
Description of identity of rate regulator(s)	Quotas (a)
Regulatory charges	R$ (2,310,894)	(2,201,372)	(2,321,875)
National Electric Energy Agency [Member] | Covid Account [Member]
Net Operating Revenue [Line Items]
Description of identity of rate regulator(s)	Covid Account (b)
Regulatory charges	R$ (103,952)	(183,444)	(183,444)
National Electric Energy Agency [Member] | Water Shortage [Member]
Net Operating Revenue [Line Items]
Description of identity of rate regulator(s)	Water shortage (c)
Regulatory charges	R$ (1,971)	(1,725)	0
National Electric Energy Agency [Member] | Preliminary Injunctions [Member]
Net Operating Revenue [Line Items]
Description of identity of rate regulator(s)	Preliminary injunctions (e)
Regulatory charges	R$ 0	(963)	0
National Electric Energy Agency One [Member]
Net Operating Revenue [Line Items]
Regulatory charges	R$ (266,512)	(273,514)	(164,943)
National Electric Energy Agency One [Member] | Covid Account [Member]
Net Operating Revenue [Line Items]
Description of identity of rate regulator(s)	Covid Account (b)
Regulatory charges	R$ (93,468)	(164,943)	(164,943)
National Electric Energy Agency One [Member] | Water Shortage [Member]
Net Operating Revenue [Line Items]
Description of identity of rate regulator(s)	Water shortage (c)
Regulatory charges	R$ (49,661)	(43,453)	0
National Electric Energy Agency One [Member] | Distributed Generation [Member]
Net Operating Revenue [Line Items]
Description of identity of rate regulator(s)	Distributed Generation (d)
Regulatory charges	R$ (123,383)	R$ (65,118)	R$ 0